Segment Information - Schedule of Reportable Segments (Details) - Reportable Segments [Member] - Chief Executive Officer [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Reportable Segments [Line Items]
Revenue from civil applications segment	$ 361	$ 108
Cost of revenues from civil applications segment	(198)	(71)
Gross profit	163	37
Gross profit from other revenues	16
Research and development expenses	(104)	(157)
Depreciation	(7)	(18)
Professional services	(871)	(686)
Share base compensation	(224)	(28)
Other general and administrative expenses	(179)	(173)
Operating loss	(1,206)	(1,025)
Interest expenses	(128)	(15)
Interest income	103	55
Other expenses	$ (10)